MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund
MainStay MacKay International Equity Fund

MAINSTAY FUNDS TRUST

MainStay MacKay International Equity Fund

(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

New York Life Investment Management LLC has contractually agreed to limit the expenses of the Fund as provided below. Accordingly, effective January 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

The table and footnotes in the section entitled “Fees and Expenses of the Fund” as well as the table in the section entitled “Example” of the Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay MacKay International Equity Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay MacKay International Equity Fund		Class A	INVESTOR CLASS	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.18%	0.52%	0.52%	0.52%	0.18%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.32%	1.66%	2.41%	2.41%	1.07%	1.17%	1.42%	1.67%
Waivers/Reimbursements	[2]	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.22%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Waivers/Reimbursements	[2]	1.15%	1.49%	2.24%	2.24%	0.85%	1.00%	1.25%	1.50%
[1]	The management fee is as follows: 0.89% on assets up to $500 million and 0.85% on assets over $500 million
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class I, 0.85% and Class R6, 0.83%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class R6 shares waiver/reimbursement to the Class A, Investor Class, Class B, Class C, Class R1, Class R2 and Class R3 shares. This agreement will remain in effect until February 28, 2020 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Assuming redemption at end of period
Expense Example - - MainStay MacKay International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	661	929	1,218	2,039
INVESTOR CLASS	693	1,029	1,387	2,394
Class B	727	1,035	1,470	2,547
Class C	327	735	1,270	2,733
Class I	87	318	569	1,286
Class R1	102	355	627	1,405
Class R2	127	433	760	1,687
Class R3	153	510	891	1,962

Assuming no redemption
Expense Example, No Redemption - - MainStay MacKay International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	227	735	1,270	2,547
Class C	227	735	1,270	2,733

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.